Other disclosures	12 Months Ended
Dec. 31, 2018
Other disclosures
Other disclosures

7. Other disclosures

7.1         Related party transactions

Amongst the shareholders of the Company, there are minority investors and venture capitalist funds which individually do not hold a significant influence on the Company. Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no significant transactions with related parties during the period, other than compensation of key management personnel.

Compensation of key management personnel

Key management personnel of the Company is composed of the Chief Executive Officer, the Chief Financial Officer, the Chief Operating Officer, the Chief Scientific Officer, the Chief Development Officer, the Chief Medical Officer, the Senior Vice President of Business Development and the General Counsel.

The remuneration of the key management personnel during the year was as follows:

	Year Ended December 31,
(in thousands of €)	2018	2017	2016
Short term employee benefits	€4,236	€3,126	€1,832
Post employment benefits	153	115	125
Termination benefits	—	—	—
Share‑based payment (1)	13,363	12,041	2,261
Employer social security contributions stock options (2)	2,792	3,073	436
	€20,544	€18,355	€4,654
(1)	Amount shown represents the expenses, recorded with respect to the option awards granted in the year, measured using the Black Scholes formula.
(2)

The Company incurs employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Company makes a calculation of the exposure.

Remuneration of the executive directors

The tables below show the remuneration received by executive directors for the years ended December 31, 2018, 2017 and 2016 (in €). Eric Castaldi served as a member of our board until April 26, 2017. A scenario analysis based on best practice clause II.2.1. of the Dutch Corporate Governance Code was made. Both executive directors have met each of their bonus targets previously established by the non-executive directors during the years ended December 31, 2018, 2017 and 2016 and the full bonus was granted in the same year.

			Pension
2016	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	253,284	101,314	11,929	10,284	488,020	9,184	874,015
Eric Castaldi	235,952	82,583	84,972	136,124	786,035	—	1,325,666
Total	489,236	183,897	96,901	146,408	1,274,055	9,184	2,199,681

			Pension
2017	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	303,941	301,635	14,315	9,459	2,968,195	9,601	3,607,146
Eric Castaldi	271,344	173,284	62,335	254,732	4,089,209	14,979	4,865,883
Total	575,285	474,919	76,650	264,191	7,057,404	24,580	8,473,029

			Pension
2018	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	500,000	284,600	15,102	10,011	3,559,200	33,855	4,402,768
Total	500,000	284,600	15,102	10,011	3,559,200	33,855	4,402,768
(1)

Amount shown represents the expenses, recorded with respect to the option awards granted in the year, measured using the Black Scholes formula, and the employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Company makes a calculation of the exposure.

(2)	Consists of rent paid by the Company, costs attributable to the lease of a company car and employer-paid medical insurance premiums.

The table below shows the number of stock options granted to the executive directors during the years ended December 31, 2018, 2017 and 2016 and their exercise price equal to the fair market value upon date of grant, and the stock options exercised during 2018, 2017 and 2016.

2016	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	50,000	10	years	11.47
	30,600	10	years	14.13
				3.95	53,092
				2.44	72,200
Eric Castaldi	28,200	10	years	11.47
	28,200	10	years	14.13
Total	137,000				125,292

2017	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	80,000	10	years	21.17
				2.44	65,380
Eric Castaldi	43,200	10	years	21.17
Total	123,200				65,380

2018	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren (1)	80,000	5 / 10	years	86.32
				7.17	40,000
Total	80,000				40,000
(1)	On December 21, 2018, the Company granted options for which the beneficiary had a 60-day period to choose between a contractual term of five or ten years.

The table below shows the stock options held at the start of the year ended December 31, 2018, the stock options granted to executive directors which have vested during the year ended December 31, 2018 and the stock options to vest in the years until 2021.

	Total			Total
	options			options	Options
	held on	options	options	held on	vested		Options		Options		Options		Options
	January 1,	granted in	exercised in	December 31,	until	Exercise	vested in	Exercise	to vest	Exercise	to vest	Exercise	to vest	Exercise
Name	2018	2018	2018	2018	2017	price	2018	price	2019	price	2020	price	2021	price
Tim Van Hauwermeiren	296,200	80,000	(40,000)	336,200	65,000	7.17
					20,400	9.47	10,200	9.47
					26,389	11.47	16,667	11.47	6,944	11.47
					10,200	14.13	10,200	14.13	10,200	14.13
							26,667	21.17	26,666	21.17	26,667	21.17
									26,667	86.32	26,666	86.32	26,667	86.32

The table below shows the remaining term of the options held by the executive directors on December 31, 2018.

Name	Number of options	Remaining term at December 31, 2018 (rounded up)
Tim Van Hauwermeiren	65,000	6.0		years
	30,600	7.0		years
	50,000	7.5		years
	30,600	8.0		years
	80,000	9.0		years
	80,000	5.0 / 10.0	(1)	years
(1)	On December 21, 2018, the Company granted options for which the beneficiary had a 60-day period to choose between a contractual term of five or ten years.

Stock options are granted to the executive directors by the Board based on the recommendation of the Remuneration and Nomination Committee and the option allocation scheme established by the Board pursuant to the argenx Employee Stock Option Plan.

Remuneration of non-executive directors

The following table sets forth the information regarding the compensation earned by our non‑executive directors during the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Peter Verhaeghe	€77,500	€77,500	€55,000
David L Lacey	50,000	50,000	45,930
Werner Lanthaler	55,000	55,000	45,000
Pamela Klein	42,500	42,500	35,000
Don Debethizy	52,500	52,500	43,000
A.A. Rosenberg	42,500	42,500	—
James M. Daly	35,000	—	—
Total	€355,000	€320,000	€223,930

The table below shows the number of stock options granted to the non-executive directors during the years ended December 31, 2018, 2017 and 2016 and their exercise price, based on the 30 day average stock price prior to their date of grant, and the stock options exercised during the years ended December 31, 2018, 2017 and 2016.

2016	ESOPs	Term		Exercise price	Exercised
Peter Verhaeghe	10,000	10	years	11.38
David L Lacey	10,000	10	years	11.38
Werner Lanthaler	10,000	10	years	11.38
Don Debethizy	10,000	10	years	11.38
Pamela Klein	10,000	10	years	11.38
A.A. Rosenberg (1)	15,000	10	years	14.13
Total	65,000				—
(1)

15,000 stock options were granted to Msc. A.A. Rosenberg in December 2016 in his capacity of consultant to the Company. Msc. A.A. Rosenberg was appointed as a member of our board of directors at our Annual General Meeting in April 2017.

2017	ESOPs	Term		Exercise price	Exercised
David L Lacey	15,000	10	years	21.37
Total	15,000				—

2018	ESOPs	Term		Exercise price	Exercised
James M. Daly	15,000	10	years	80.82
Peter Verhaeghe	10,000	10	years	86.32
David L Lacey	10,000	10	years	86.32
Werner Lanthaler	10,000	10	years	86.32
				2.44	3,566
				7.17	5,000
				2.44	10,850
				11.38	5,556
Don Debethizy	10,000	10	years	86.32
Pamela Klein	10,000	10	years	86.32
A.A. Rosenberg	10,000	10	years	86.32
James M. Daly	10,000	10	years	86.32
Total	85,000				24,972

The table below shows the stock options held at the start of the year ended December 31, 2018 and the stock options granted to the non‑executive directors which have vested during the year ended December 31, 2018, as well as the stock options to vest in the years ending December 31, 2019, December 31, 2020 and December 31, 2021 (in number of stock options), and the respective exercise price of such stock options:

	Total			Total					Options		Options		Options
	options	Options	Options	options	Options		Options		to		to		to
	held on	granted	exercised	held on	vested		vested		vest		vest		vest
	January 1,	in	in	December 31,	until	Exercise	in	Exercise	in	Exercise	in	Exercise	in	Exercise
Name	2018	2018	2018	2018	2017	price	2018	price	2019	price	2020	price	2021	price
Peter Verhaeghe	34,585	10,000		44,585	11,626	€2.44
					7,959	€3.95
					5,000	€7.17
					5,000	€11.38	3,333	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

David L. Lacey	44,443	10,000		54,443	6,643	€2.44
					12,800	€7.17
					5,000	€11.38	3,333	€11.38	1,667	€11.38
							5,000	€21.17	5,000	€21.17	5,000	€21.17
									3,333	€86.32	3,334	€86.32	3,333	€86.32

Werner Lanthaler	29,416	10,000	(24,972)	14,444	—	€2.44
					—	€7.17
					—	€11.38	2,777	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

J. Donald deBethizy	25,000	10,000		35,000	12,500	€11.44	2,500	€11.44
					5,000	€11.38	3,333	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

Pamela Klein	25,000	10,000		35,000	12,500	€11.44	2,500	€11.44
					5,000	€11.38	3,333	€11.38	1,667	€11.38
									3,333	€86.32	3,334	€86.32	3,333	€86.32

A.A. Rosenberg	15,000	10,000		25,000	5,000	€14.13	5,000	€14.13	5,000	€14.13
									3,333	€86.32	3,334	€86.32	3,333	€86.32

James M. Daly	—	25,000		25,000					7,500	€80.82	5,000	€80.82	2,500	€80.82
									3,333	€86.32	3,334	€86.32	3,333	€86.32

The table below shows the remaining term of the stock options held by the non‑executive directors on December 31, 2018.

Remaining term on
	Number of	December 31, 2018
Name	stock options	(rounded up)
Peter K.M. Verhaeghe	3,650	1.5 years
	2,340	2.0 years
	5,560	4.5 years
	3,181	5.0 years
	9,854	6.0 years
	10,000	7.5 years
	10,000	10.0 years
David L. Lacey	3,180	4.5 years
	1,818	5.0 years
	14,445	6.0 years
	10,000	7.5 years
	15,000	9.0 years
	10,000	10.0 years
Werner Lanthaler	4,444	7.5 years
	10,000	10.0 years
J. Donald deBethizy	15,000	6.5 years
	10,000	7.5 years
	10,000	10.0 years
Pamela Klein	15,000	6.5 years
	10,000	7.5 years
	10,000	10.0 years
A.A. Rosenberg	15,000	8.0 years
	10,000	10.0 years
James M. Daly	15,000	9.5 years
	10,000	10.0 years

Stock options are granted to the non-executive directors by the Board based on the recommendation of the Remuneration and Nomination Committee, and the option allocation scheme established by the board pursuant to the argenx Employee Stock Option Plan.

7.2         Contingencies

The Company is currently not facing any outstanding claims or litigations that may have a significant adverse impact on the Company’s financial position.

As described in note 5.2 the Company has received several types of government grants which are granted subject to a certain number of conditions that need to be met at grant date and in the future. The Company recognizes grant income from Belgian and Flemish grant bodies when all contractual conditions are met. These government institutions may however subsequently perform an audit which may result in a (partial) claw back of the grant. The Company deems that the claw back risk is remote in view of the continuous monitoring of the contractual conditions. In September 2018, the Company was awarded a grant from the Flanders Innovation and Entrepreneurship Agency (“the VLAIO 2 grant”). The award of this grant is linked to the fulfillment of a specific condition in which our subsidiary argenx BVBA has to demonstrate that it does no longer meet the criteria of Article 2.18 of EU regulation nr. 651/2014 with regard to “undertakings in difficulty”. The deadline for providing supporting evidence that argenx BVBA is no longer an “undertaking in difficult” was determined on May 31, 2019 and will be based on the audited statutory accounts of argenx BVBA for the year ending December 31, 2018. Until then, all payments in respect of the VLAIO 2 grant have been suspended. The Company has recognized grant income in respect of this VLAIO 2 grant for the year ended December 31, 2018, as the equity of its subsidiary argenx BVBA has been restored and as such does no longer meet the criteria of Article 2.18 of EU regulation nr. 651/2014 with regard to “undertakings in difficulty”. The Company has fulfilled all remaining existing conditions relating to the recognition of its grant income.

Contracts with these grant bodies also typically include clauses that define the need for future validation of the project results after completion of the initial grant term during which the subsidized expenses or investments have been incurred and for which the grant was earned. Should this validation not occur or be deemed inadequate, the grant bodies have the right to reclaim funds previously granted.

As described in note 4.9, in 2018, the Company granted a total of 1,040,475 stock options to certain of its employees, Board members and consultants. As part of the grant of these stock options, the Company has undertaken to compensate Belgian taxes that are paid upon the grant of these stock options if and when at the end of the exercise period, the stock price would be lower than the exercise price, as increased with these taxes. The Company has applied for a tax ruling on this subject that would cover the stock option grants as from June 28, 2018. The exposure that the Company could face at the end of the exercise period for the stock options granted in 2018 ranges from €2.9 million to €3.5 million.

7.3         Commitments

At balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment or intangible assets.

The Company’s manufacturing commitments with its drug substance manufacturing contractor Lonza relate to the ongoing execution of the BLA services for efgartigimod and the ongoing manufacturing activities related to the start-up of Lonza Singapore as a potential future commercial manufacturing site. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. The total commitment under this commercial supply agreement amounts to a minimum commitment of £25.3 million over a period of five years starting from 2020. In the aggregate, the Company has outstanding commitments for efgartigimod of approximately €42.2 million. In addition to the obligations for efgartigimod, the Company also has contractual obligations for cusatuzumab of approximately €4.5 million starting from 2019.

For information on the operating leases, see note 5.7.

7.4         Audit Fees

The following auditors’ fees were expensed in the income statement:

	Year Ended December 31,
Fees	2018	2017	2016
	in thousands of €
Audit fees (1)	€648	€179	€85
Audit-related fees	143	724	65
Tax and other services (2)	—	—	2
Total	€791	€903	€152
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax and other services performed conducted by the Deloitte network.

7.5         Overview of consolidation scope

The parent company argenx SE is domiciled in the Netherlands. The Company, argenx SE, has one subsidiary, argenx BVBA, based in Belgium. Since October 2017, argenx BVBA has also one subsidiary, argenx US Inc., based in the United States of America. Details of the Company’s consolidated entities at the end of the reporting period are as follows:

List of consolidated companies.

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BVBA	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers

7.6         Events after the balance sheet date

The Company signed a new lease agreement effective January 2, 2019 for approximately 560 square meters of additional office space in Zwijnaarde, Belgium. This lease agreement will automatically expire on the same date as the lease agreement for our current office and laboratory space, being March 31, 2025. The new lease agreement increases the future commitments with €0.7 million.

On January 18, 2019, the Company announced the closing of an exclusive global collaboration and license agreement for cusatuzumab with Janssen. The collaboration agreement became effective following expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act and the closing of the private placement of 1,766,899 new argenx shares at a price of €100.02 per share to Johnson & Johnson Innovation Inc. (JJDC, Inc). argenx and Janssen have agreed to a joint global clinical development plan to evaluate cusatuzumab in acute myeloid leukemia, myelodysplastic syndromes and other potential future indications. Under the terms of the agreement, Janssen has paid argenx $300 million in an upfront payment. argenx will be eligible to receive potentially up to $1.3 billion in development, regulatory and sales milestones, in addition to tiered royalties, ranging from the low double digits to the high teens. Janssen will be responsible for commercialization worldwide. argenx retains the option to participate in commercialization efforts in the U.S., where the companies have agreed to share royalties on a 50/50 basis, and outside the U.S., Janssen will pay double-digit sales royalties to argenx.

On February 4, 2019, the Company announced that it entered into a global collaboration and license agreement with Halozyme that enables use by argenx of Halozyme’s ENHANZE® drug delivery technology to develop multiple subcutaneous product formulations for current or future argenx product candidates. Under the terms of the agreement, argenx will pay an upfront payment of $30 million to Halozyme, $10 million per target for future target nominations and potential future payments of up to $160 million per selected target, subject to achievement of specified development, regulatory and sales-based milestones. Halozyme will also receive mid-single digit royalties on sales of commercialized products.

On March 14, 2019, the Company announced that ABBV-151, an antibody product candidate formerly named ARGX-115 and exclusively licensed to AbbVie, has commenced clinical development with the initiation of a first-in-human clinical trial. The attainment of this development milestone triggers a $30 million payment by AbbVie.

On March 20, 2019, the Company signed a new lease agreement for approximately 580 square meters of additional office space in Boston, USA. This lease agreement will expire in July 2024. The new lease agreement increases the future commitments with $2.2 million.